FlexShares® Trust 50 South LaSalle Street Chicago, Illinois 60603 Phone: 855-353-9383

March 3, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares® Trust (the “Registrant”)

(File Nos. 333-173967 and 811-22555)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) please accept this letter as certification that:

1.

The form of Prospectuses dated March 1, 2022 for each series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 91 to the Registrant’s registration statement under the 1933 Act, on Form N-1A; and

2.

The text of the Post-Effective Amendment No. 91 to the Registrant’s registration statement was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on February 25, 2022 (Accession No. 0001193125-22-054231) with an effective date of March 1, 2022.

Questions and comments may be directed to the undersigned at (312) 557-1441.

Very truly yours,

/s/ Jose J. Del Real
Jose J. Del Real Secretary